Redeemable convertible preferred stock (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock Series A One [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 0.0100	$ 0.0100
Shares Designated	5,000,000	5,000,000
Shares Issued	5,000,000	5,000,000
Shares Outstanding	5,000,000	5,000,000
Liquidation Preference	$ 21,500,000	$ 16,050,000
Convertible Preferred Stock Series A Two [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 1.6996	$ 1.6996
Shares Designated	1,176,748	1,176,748
Shares Issued	1,176,748	1,176,748
Shares Outstanding	1,176,748	1,176,748
Liquidation Preference	$ 5,060,016	$ 3,777,361